Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.78%
Aerospace & Defense–2.48%
RTX Corp.	224,702	$21,915,186
Textron, Inc.(b)	131,113	12,577,670
		34,492,856
Air Freight & Logistics–1.40%
FedEx Corp.	67,293	19,497,474
Apparel Retail–0.68%
TJX Cos., Inc. (The)	93,783	9,511,472
Application Software–1.28%
Salesforce, Inc.	59,081	17,794,016
Asset Management & Custody Banks–1.52%
KKR & Co., Inc., Class A	210,270	21,148,957
Automobile Manufacturers–1.27%
General Motors Co.	388,634	17,624,552
Broadline Retail–2.20%
Amazon.com, Inc.(c)	169,603	30,592,989
Building Products–1.93%
Johnson Controls International PLC	409,992	26,780,677
Cable & Satellite–0.83%
Comcast Corp., Class A	267,205	11,583,337
Cargo Ground Transportation–1.08%
J.B. Hunt Transport Services, Inc.	75,272	14,997,946
Casinos & Gaming–0.93%
Las Vegas Sands Corp.	249,505	12,899,409
Communications Equipment–1.23%
Cisco Systems, Inc.	341,648	17,051,652
Consumer Finance–0.96%
American Express Co.	58,889	13,408,436
Distributors–1.00%
Genuine Parts Co.	89,877	13,924,644
Diversified Banks–8.86%
Bank of America Corp.	1,195,530	45,334,498
PNC Financial Services Group, Inc. (The)	131,739	21,289,022
Wells Fargo & Co.	975,229	56,524,273
		123,147,793
Electric Utilities–2.92%
American Electric Power Co., Inc.	154,120	13,269,732
FirstEnergy Corp.	294,703	11,381,430
PPL Corp.	579,089	15,942,320
		40,593,482
Electrical Components & Equipment–1.02%
Emerson Electric Co.	124,917	14,168,086
Shares		Value
Electronic Equipment & Instruments–0.22%
Zebra Technologies Corp., Class A(c)	9,994	$3,012,591
Electronic Manufacturing Services–0.91%
TE Connectivity Ltd.	87,543	12,714,745
Fertilizers & Agricultural Chemicals–0.70%
Corteva, Inc.	169,635	9,782,850
Food Distributors–2.33%
Sysco Corp.	223,345	18,131,147
US Foods Holding Corp.(c)	263,037	14,196,107
		32,327,254
Gold–0.66%
Barrick Gold Corp. (Canada)	551,381	9,174,980
Health Care Equipment–2.60%
GE HealthCare Technologies, Inc.	134,195	12,199,667
Medtronic PLC	273,940	23,873,871
		36,073,538
Health Care Facilities–0.76%
Universal Health Services, Inc., Class B	57,964	10,576,111
Health Care Services–2.02%
Cigna Group (The)	40,830	14,829,048
CVS Health Corp.	166,045	13,243,749
		28,072,797
Industrial Machinery & Supplies & Components–2.59%
Parker-Hannifin Corp.	41,245	22,923,558
Stanley Black & Decker, Inc.	134,189	13,141,129
		36,064,687
Insurance Brokers–1.76%
Willis Towers Watson PLC	88,908	24,449,700
Integrated Oil & Gas–5.75%
Chevron Corp.	129,024	20,352,246
Exxon Mobil Corp.	279,975	32,544,294
Shell PLC (Netherlands)	395,522	13,123,211
Suncor Energy, Inc. (Canada)	375,533	13,859,137
		79,878,888
Interactive Media & Services–3.47%
Alphabet, Inc., Class A(c)	211,845	31,973,766
Meta Platforms, Inc., Class A	33,513	16,273,242
		48,247,008
Investment Banking & Brokerage–3.02%
Charles Schwab Corp. (The)	257,690	18,641,295
Goldman Sachs Group, Inc. (The)	55,838	23,322,974
		41,964,269
IT Consulting & Other Services–1.02%
Cognizant Technology Solutions Corp., Class A	193,053	14,148,854

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Shares		Value
Managed Health Care–2.67%
Centene Corp.(c)	216,428	$16,985,270
Elevance Health, Inc.	17,133	8,884,146
Humana, Inc.	32,427	11,243,089
		37,112,505
Movies & Entertainment–1.46%
Walt Disney Co. (The)	165,703	20,275,419
Multi-line Insurance–2.17%
American International Group, Inc.	385,603	30,142,587
Oil & Gas Exploration & Production–2.32%
ConocoPhillips	252,817	32,178,548
Oil & Gas Refining & Marketing–0.85%
Phillips 66	72,695	11,874,001
Packaged Foods & Meats–1.02%
Kraft Heinz Co. (The)	383,416	14,148,050
Pharmaceuticals–7.31%
Bristol-Myers Squibb Co.(b)	301,804	16,366,831
GSK PLC	564,950	12,129,689
Johnson & Johnson	174,072	27,536,450
Merck & Co., Inc.	122,186	16,122,443
Pfizer, Inc.	370,028	10,268,277
Sanofi S.A.	197,377	19,201,707
		101,625,397
Property & Casualty Insurance–1.18%
Allstate Corp. (The)	95,117	16,456,192
Rail Transportation–1.97%
CSX Corp.	466,010	17,274,991
Norfolk Southern Corp.	39,565	10,083,931
		27,358,922
Real Estate Services–2.30%
CBRE Group, Inc., Class A(c)	329,366	32,027,550
Regional Banks–1.30%
Citizens Financial Group, Inc.	499,607	18,130,738
Semiconductor Materials & Equipment–1.05%
Lam Research Corp.	14,961	14,535,659
Semiconductors–3.86%
Intel Corp.	428,686	18,935,060
Micron Technology, Inc.	154,638	18,230,274
NXP Semiconductors N.V. (China)	66,510	16,479,183
		53,644,517
Shares		Value
Specialty Chemicals–1.78%
DuPont de Nemours, Inc.	186,221	$14,277,564
PPG Industries, Inc.	72,465	10,500,179
		24,777,743
Systems Software–1.40%
Oracle Corp.	155,287	19,505,600
Tobacco–1.56%
Philip Morris International, Inc. (Switzerland)	237,271	21,738,769
Trading Companies & Distributors–1.90%
Ferguson PLC	120,750	26,375,423
Transaction & Payment Processing Services–1.78%
Fiserv, Inc.(c)	154,657	24,717,282
Wireless Telecommunication Services–1.50%
T-Mobile US, Inc.	127,698	20,842,868
Total Common Stocks & Other Equity Interests (Cost $932,844,500)		1,373,173,820
Money Market Funds–1.71%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	8,299,121	8,299,121
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	5,928,349	5,930,720
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	9,484,709	9,484,709
Total Money Market Funds (Cost $23,714,107)		23,714,550
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.49% (Cost $956,558,607)		1,396,888,370
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.25%
Invesco Private Government Fund, 7.57%(d)(e)(f)	4,870,802	4,870,802
Invesco Private Prime Fund, 5.49%(d)(e)(f)	12,517,092	12,523,351
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,394,152)		17,394,153
TOTAL INVESTMENTS IN SECURITIES–101.74% (Cost $973,952,759)		1,414,282,523
OTHER ASSETS LESS LIABILITIES—(1.74)%		(24,153,853)
NET ASSETS–100.00%		$1,390,128,670
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at March 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,966,804	$10,654,983	$(13,322,666)	$-	$-	$8,299,121	$107,369
Invesco Liquid Assets Portfolio, Institutional Class	7,837,982	7,610,702	(9,516,190)	(2,552)	778	5,930,720	79,082
Invesco Treasury Portfolio, Institutional Class	12,533,491	12,177,122	(15,225,904)	-	-	9,484,709	122,405
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,295,557	90,362,433	(96,787,188)	-	-	4,870,802	103,631*
Invesco Private Prime Fund	29,045,715	177,577,172	(194,091,448)	(1,500)	(6,588)	12,523,351	285,456*
Total	$71,679,549	$298,382,412	$(328,943,396)	$(4,052)	$(5,810)	$41,108,703	$697,943

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/05/2024	State Street Bank & Trust Co.	CAD	13,429,396	USD	9,937,282	$22,419
04/05/2024	State Street Bank & Trust Co.	EUR	13,690,980	USD	14,894,215	122,552
04/05/2024	State Street Bank & Trust Co.	GBP	15,042,716	USD	19,095,093	108,727
Subtotal—Appreciation						253,698
Currency Risk
04/05/2024	State Street Bank & Trust Co.	CAD	639,010	USD	470,975	(803)
04/05/2024	State Street Bank & Trust Co.	USD	190,856	EUR	175,590	(1,406)
Subtotal—Depreciation						(2,209)
Total Forward Foreign Currency Contracts						$251,489

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,328,719,213	$44,454,607	$—	$1,373,173,820
Money Market Funds	23,714,550	17,394,153	—	41,108,703
Total Investments in Securities	1,352,433,763	61,848,760	—	1,414,282,523
Other Investments - Assets*
Forward Foreign Currency Contracts	—	253,698	—	253,698
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,209)	—	(2,209)
Total Other Investments	—	251,489	—	251,489
Total Investments	$1,352,433,763	$62,100,249	$—	$1,414,534,012

*	Unrealized appreciation (depreciation).
Invesco V.I. Growth and Income Fund